U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


    1.   Name and address of issuer:   The Aquinas Funds, Inc.
                             5310 Harvest Hill Road, Suite 248
                             Dallas, Texas  75230

    2. Name of each series or class of funds for which this notice is filed:

         Series A Aquinas Fixed Income Fund
         Series B Aquinas Equity Income Fund
         Series C Aquinas Equity Growth Fund
         Series D Aquinas Balanced Fund

    3.   Investment Company Act File Number:     811-8122

         Securities Act File Number:   33-70978

    4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                 [_]

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                  None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                  None

    9. Number and aggregate sale price of securities sold during the fiscal year:

                     1,904,828 shares - $19,953,149

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                     1,904,828 shares - $19,953,149

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                      608,537 shares - $6,506,952

    12.  Calculation of registration fee:

         (i)  Aggregate sale price of securities
              sold during the fiscal year in
              reliance on rule 24f-2 (from
              Item 10):                                 $  19,953,149

         (ii) Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from Item 11, if applicable):      +   6,506,957

        (iii) Aggregate price of shares
              redeemed or repurchased during
              the fiscal year (if applicable):          -  25,871,732

         (iv) Aggregate price of shares redeemed or
              repurchased and previously applied as
              a reduction to filing fees pursuant
              to rule 24e-2 (if applicable):                        0

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on rule 24f-2 [line
              (i), plus line (ii), less line (iii),
              plus line (iv)] (if applicable):                588,374

         (vi) Multiplier prescribed by Section 6(b)
              of the Securities Act of 1933 or
              other applicable law or regulation
              (see Instruction C.6):                    x      1/2900

        (vii) Fee due [line (i) or line (v)
              multiplied by line (vi)]:                 $         203

    Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures
         (17 CFR 202.3a).
                                     [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            February 9, 1996

                               SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*     /s/  Frank A. Rauscher
                                            Frank A. Rauscher
                                            Vice President

         Date February 12, 1996

      *Please print the name and title of the signing officer below the signature.